Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of share-based payment arrangements [Abstract]
Schedule of number and weighted average exercise prices of share options outstanding
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2017	21,597,913	4,642,661	$2.21	12,417,473
Increase in shares authorized:
2015 Plan	11,423,916	—	—	—
RSUs granted	(4,390,298)	—	—	4,390,298
RSUs canceled	1,951,289	—	—	(1,951,289)
RSUs settled	—	—	—	(5,253,809)
Share options exercised	—	(1,902,084)	1.93	—
Share options canceled	17,395	(17,395)	1.45	—
Balance as of June 30, 2018	30,600,215	2,723,182	2.41	9,602,673
Increase in shares authorized:
2015 Plan	11,807,109	—	—	—
RSUs granted	(5,397,681)	—	—	5,397,681
RSUs canceled	1,113,870	—	—	(1,113,870)
RSUs settled	—	—	—	(4,674,873)
Share options exercised	—	(1,496,875)	2.37	—
Share options canceled	5,481	(5,481)	0.65	—
Balance as of June 30, 2019	38,128,994	1,220,826	$2.47	9,211,611
Share options vested and exercisable as of June 30, 2019		1,027,372	$2.55
Share options vested and exercisable as of June 30, 2018		1,983,464	$2.50

Schedule of number and weighted average exercise prices of RSUs outstanding
The following table summarizes information about share options outstanding as of June 30, 2019:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	196,206	$0.63	143,346	$0.62	5.83
$1.14	65,107	1.14	20,868	1.14	7.07
$1.92 - 2.16	17,828	2.09	17,828	2.09	0.45
$2.40 - 2.92	299,613	2.47	299,613	2.47	0.86
$3.18	642,072	3.18	545,717	3.18	3.81
	1,220,826	$2.47	1,027,372	$2.55	3.24

The following table summarizes information about share options outstanding as of June 30, 2018

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32

Schedule of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about share options outstanding as of June 30, 2019:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	196,206	$0.63	143,346	$0.62	5.83
$1.14	65,107	1.14	20,868	1.14	7.07
$1.92 - 2.16	17,828	2.09	17,828	2.09	0.45
$2.40 - 2.92	299,613	2.47	299,613	2.47	0.86
$3.18	642,072	3.18	545,717	3.18	3.81
	1,220,826	$2.47	1,027,372	$2.55	3.24

The following table summarizes information about share options outstanding as of June 30, 2018

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2017	21,597,913	4,642,661	$2.21	12,417,473
Increase in shares authorized:
2015 Plan	11,423,916	—	—	—
RSUs granted	(4,390,298)	—	—	4,390,298
RSUs canceled	1,951,289	—	—	(1,951,289)
RSUs settled	—	—	—	(5,253,809)
Share options exercised	—	(1,902,084)	1.93	—
Share options canceled	17,395	(17,395)	1.45	—
Balance as of June 30, 2018	30,600,215	2,723,182	2.41	9,602,673
Increase in shares authorized:
2015 Plan	11,807,109	—	—	—
RSUs granted	(5,397,681)	—	—	5,397,681
RSUs canceled	1,113,870	—	—	(1,113,870)
RSUs settled	—	—	—	(4,674,873)
Share options exercised	—	(1,496,875)	2.37	—
Share options canceled	5,481	(5,481)	0.65	—
Balance as of June 30, 2019	38,128,994	1,220,826	$2.47	9,211,611
Share options vested and exercisable as of June 30, 2019		1,027,372	$2.55
Share options vested and exercisable as of June 30, 2018		1,983,464	$2.50